SIGNIFICANT ACCOUNTING POLICIES - ASSUMPTIONS UPDATES AND MODEL CHANGES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Policyholders’ benefits	$ (54)	$ (29)	$ (41)
Amortization of deferred policy acquisition costs	71	101
Policy charges and fee income	180	188	153
Income (loss), before income taxes	(68)	(94)	(21)
Net income (loss)	(61)	$ (59)	(11)
Mean (RTM) assumption (as a percent)				7.00%	9.00%
2017 Assumption Updates
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Policyholders’ benefits	7
Amortization of deferred policy acquisition costs	21
Policy charges and fee income	4
Income (loss), before income taxes	(10)
Net income (loss)	(7)
2016 Assumption Updates
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Policyholders’ benefits	15
Amortization of deferred policy acquisition costs	67
Policy charges and fee income	30
Income (loss), before income taxes	(22)
Net income (loss)	$ (14)
Update RTM Assumptions
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Amortization of deferred policy acquisition costs			8
Income (loss), before income taxes			(12)
Net income (loss)			$ (8)
Mean (RTM) assumption (as a percent)			7.00%	9.00%
VISL | Update RTM Assumptions
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Policyholders’ benefits			$ (4)